John Hancock
Regional Bank Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 99.4%		$1,187,496,671
(Cost $591,804,029)
Financials 99.4%		1,187,496,671
Banks 95.1%
1st Source Corp.	157,918	7,231,065
American Business Bank (A)	167,879	6,261,887
American River Bankshares	139,590	2,741,548
Ameris Bancorp	356,303	17,319,889
Atlantic Capital Bancshares, Inc. (A)	344,652	8,271,648
Atlantic Union Bankshares Corp.	386,254	13,700,429
Bank of America Corp.	840,777	32,252,206
Bank of Commerce Holdings	318,827	4,294,600
Bank of Marin Bancorp	171,486	5,950,564
Bar Harbor Bankshares	217,096	6,217,629
BayCom Corp. (A)	266,008	4,867,946
Bryn Mawr Bank Corp.	277,166	10,845,506
Business First Bancshares, Inc.	225,884	5,265,356
C&F Financial Corp.	31,092	1,624,868
Cadence BanCorp	590,022	11,210,418
California BanCorp (A)	163,608	2,923,675
Cambridge Bancorp	116,298	9,952,783
Camden National Corp.	118,126	5,288,501
CB Financial Services, Inc.	22,902	533,846
Central Valley Community Bancorp	133,957	2,999,297
Citizens Community Bancorp, Inc.	314,070	4,349,870
Citizens Financial Group, Inc.	879,657	37,086,339
City Holding Company	47,008	3,556,625
Civista Bancshares, Inc.	277,888	6,360,856
Coastal Financial Corp. (A)	277,518	8,109,076
Codorus Valley Bancorp, Inc.	36,257	791,490
Columbia Banking System, Inc.	249,856	8,729,969
Comerica, Inc.	405,786	27,861,267
County Bancorp, Inc.	134,287	4,658,416
Cullen/Frost Bankers, Inc.	151,643	16,274,327
Eagle Bancorp Montana, Inc.	192,673	4,277,341
East West Bancorp, Inc.	249,076	17,721,757
Equity Bancshares, Inc., Class A (A)	241,961	7,128,171
Evans Bancorp, Inc.	125,899	4,918,874
Farmers & Merchants Bancorp, Inc.	173,222	3,803,955
Farmers National Banc Corp.	201,707	3,096,202
Fifth Third Bancorp	991,231	35,971,773
First Business Financial Services, Inc.	196,522	5,420,077
First Community Corp.	215,244	4,401,740
First Financial Bancorp	546,416	12,294,360
First Horizon Corp.	1,023,392	15,811,406
First Merchants Corp.	295,813	12,048,463
First Mid Bancshares, Inc.	95,146	3,871,491
First Northwest Bancorp	100,928	1,897,446
FNB Corp.	937,291	10,741,355
German American Bancorp, Inc.	174,289	6,570,695
Glacier Bancorp, Inc.	126,834	6,539,561
Great Southern Bancorp, Inc.	83,731	4,356,524
Great Western Bancorp, Inc.	349,142	10,753,574
Hancock Whitney Corp.	480,415	20,998,940
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
HBT Financial, Inc.	353,667	$5,778,919
Heritage Commerce Corp.	1,072,585	11,626,821
Heritage Financial Corp.	169,274	4,094,738
Horizon Bancorp, Inc.	682,993	11,412,813
Howard Bancorp, Inc. (A)	335,394	6,607,262
Huntington Bancshares, Inc.	2,767,906	38,972,114
Independent Bank Corp. (Massachusetts)	75,946	5,367,863
Independent Bank Corp. (Michigan)	236,183	4,966,928
JPMorgan Chase & Co.	213,876	32,462,099
KeyCorp	1,809,057	35,566,061
Landmark Bancorp, Inc.	31,150	860,052
Level One Bancorp, Inc.	191,504	5,226,144
Limestone Bancorp, Inc. (A)	30,072	499,797
Live Oak Bancshares, Inc.	182,399	10,978,596
M&T Bank Corp.	181,910	24,348,654
Mackinac Financial Corp.	309,314	6,269,795
Metrocity Bankshares, Inc.	138,772	2,771,277
Mid Penn Bancorp, Inc.	98,939	2,577,361
MidWestOne Financial Group, Inc.	154,187	4,491,467
NBT Bancorp, Inc.	79,098	2,756,565
Nicolet Bankshares, Inc. (A)	104,540	7,567,651
Northrim BanCorp, Inc.	112,567	4,594,985
Ohio Valley Banc Corp.	40,501	999,565
Old National Bancorp	598,344	9,627,355
Old Second Bancorp, Inc.	602,964	6,982,323
Pacific Premier Bancorp, Inc.	463,357	17,598,299
PacWest Bancorp	277,948	11,067,889
Pinnacle Financial Partners, Inc.	397,290	35,601,157
Plumas Bancorp	66,778	2,085,477
Popular, Inc.	173,643	12,634,265
QCR Holdings, Inc.	146,756	7,204,252
Red River Bancshares, Inc.	42,204	2,150,294
Regions Financial Corp.	1,797,162	34,595,369
Renasant Corp.	297,264	10,457,748
Sandy Spring Bancorp, Inc.	71,372	2,968,361
SB Financial Group, Inc.	186,073	3,420,022
Shore Bancshares, Inc.	301,247	5,223,623
Sierra Bancorp	133,590	3,223,527
South State Corp.	50,113	3,449,779
Southern First Bancshares, Inc. (A)	163,364	8,091,419
Stock Yards Bancorp, Inc.	196,118	9,343,062
SVB Financial Group (A)	57,769	31,770,639
Synovus Financial Corp.	463,458	18,955,432
The Community Financial Corp.	143,153	5,233,674
The First Bancorp, Inc.	140,291	4,076,856
The First Bancshares, Inc.	186,376	7,188,522
The PNC Financial Services Group, Inc.	183,048	33,389,786
TriCo Bancshares	298,685	11,777,150
Truist Financial Corp.	602,860	32,813,670
U.S. Bancorp	578,432	32,126,113
Univest Financial Corp.	64,918	1,776,156
Washington Trust Bancorp, Inc.	176,223	8,590,871
Western Alliance Bancorp	332,470	30,859,865
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA	587,296	$30,627,486
Thrifts and mortgage finance 4.3%
ESSA Bancorp, Inc.	48,040	784,493
Meridian Bancorp, Inc.	136,732	2,612,949
OP Bancorp	391,274	4,237,497
Premier Financial Corp.	560,152	15,000,871
Provident Financial Holdings, Inc.	168,339	2,838,196
Riverview Bancorp, Inc.	14,515	101,315
Southern Missouri Bancorp, Inc.	202,813	9,102,247
Timberland Bancorp, Inc.	144,321	4,150,672
WSFS Financial Corp.	292,482	12,804,862

	Par value^	Value
Short-term investments 0.5%		$5,855,000
(Cost $5,855,000)
Repurchase agreement 0.5%		5,855,000
Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $5,855,000 on 8-2-21, collateralized by $5,823,900 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $5,972,102)	5,855,000	5,855,000

Total investments (Cost $597,659,029) 99.9%	$1,193,351,671
Other assets and liabilities, net 0.1%	1,416,458
Total net assets 100.0%	$1,194,768,129

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,187,496,671	$1,187,496,671	—	—
Short-term investments	5,855,000	—	$5,855,000	—
Total investments in securities	$1,193,351,671	$1,187,496,671	$5,855,000	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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